PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Automobile Components 1.2%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	18,360	$753,678
Automobiles 3.8%
Tesla, Inc.*	9,816	2,356,625
Banks 0.7%
NU Holdings Ltd. (Brazil) (Class A Stock)*	53,730	437,362
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc.*	1,778	630,852
Broadline Retail 12.7%
Amazon.com, Inc.*	35,651	5,208,254
MercadoLibre, Inc. (Brazil)*	1,695	2,746,680
		7,954,934
Consumer Staples Distribution & Retail 3.6%
Costco Wholesale Corp.	3,801	2,253,005
Entertainment 2.3%
Netflix, Inc.*	3,005	1,424,280
Financial Services 5.0%
Mastercard, Inc. (Class A Stock)	7,610	3,149,246
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.*	2,508	779,587
Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	2,327	1,286,761
Hotels, Restaurants & Leisure 0.6%
Airbnb, Inc. (Class A Stock)*	3,151	398,097
Interactive Media & Services 9.6%
Alphabet, Inc. (Class A Stock)*	29,045	3,849,334
Meta Platforms, Inc. (Class A Stock)*	6,551	2,143,159
		5,992,493

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
IT Services 3.0%
MongoDB, Inc.*	2,255	$937,494
Snowflake, Inc. (Class A Stock)*	4,893	918,318
		1,855,812
Personal Care Products 2.1%
L’Oreal SA (France), ADR	13,994	1,316,556
Pharmaceuticals 8.1%
AstraZeneca PLC (United Kingdom), ADR	11,821	763,519
Eli Lilly & Co.	4,484	2,650,223
Novo Nordisk A/S (Denmark), ADR	15,976	1,626,996
		5,040,738
Semiconductors & Semiconductor Equipment 13.1%
Advanced Micro Devices, Inc.*	18,590	2,252,364
ARM Holdings PLC, ADR*	5,117	314,696
ASML Holding NV (Netherlands)	1,323	904,615
NVIDIA Corp.	10,066	4,707,868
		8,179,543
Software 17.8%
Cadence Design Systems, Inc.*	6,015	1,643,719
Crowdstrike Holdings, Inc. (Class A Stock)*	3,084	730,877
Microsoft Corp.	16,923	6,412,294
Palo Alto Networks, Inc.*	3,502	1,033,405
ServiceNow, Inc.*	1,898	1,301,535
		11,121,830
Specialized REITs 1.1%
American Tower Corp.	3,147	657,031
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	14,934	2,836,713
Textiles, Apparel & Luxury Goods 5.5%
Lululemon Athletica, Inc.*	3,482	1,555,758

PGIM Jennison Focused Growth ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France), ADR	10,256	$1,556,758
NIKE, Inc. (Class B Stock)	2,886	318,239
		3,430,755

Total Long-Term Investments (cost $46,003,295)		61,855,898

Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	623,434	623,434
PGIM Institutional Money Market Fund (cost $409,789; includes $408,015 of cash collateral for securities on loan)(b)(wb)	410,033	409,869

Total Short-Term Investments (cost $1,033,223)		1,033,303

TOTAL INVESTMENTS 100.7% (cost $47,036,518)		62,889,201
Liabilities in excess of other assets (0.7)%		(410,746)

Net Assets 100.0%		$62,478,455

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $395,517; cash collateral of $408,015 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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